                      UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549


                       FORM 13F


                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2000


Check here if Amendment {x}; Amendment Number: 1
This Amendment (Check only one.): { } is a restatement.
                                  {x} adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Taunus Corporation
Address:         31st West 52nd Street
                 New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:          Damian Reitemeyer
Title:         Vice President
Phone:         212-250-4599
Signature, Place, and Date of Signing:


     Damian Reitemeyer       New York, New York     August 15, 2000


Report Type (Check only one.):

{X}          13F HOLDINGS REPORT.

{ }          13F NOTICE.

{ }          13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  5


Form 13F Information Table Entry Total:             6


Form 13F Information Table Value Total:        188675


List of Other Included Managers:

Bankers Trust Company                           01
DB Alex. Brown Inc.                             02
Investment Company Capital Corporation          03
Deutsche Bank Securities Inc.                   04
EA Strategies                                   05



THE REPORTABLE SECURITIES OF ALEX. BROWN INVESTMENT MANAGEMENT ARE EXCLUDED FROM THIS FORM 13F. ALEX. BROWN INVESTMENT MANAGEMENT IS AN INDIRECT 50% OWNED AFFILIATE OF BANKERS TRUST CORPORATION AND HAS FILED A SEPARATE FORM
13F ON ITS OWN BEHALF.

Confidential treatment has been requested under separate cover for a portion of the Manager's securities positions held at the end of this quarter.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D CHASTAIN CAP CORP              COM              161697107      171   366400 SH      SHARED      04        366400
D DIME BANCORP INC NEW           COM              25429Q102     4069   219986 SH      SHARED      04        219986
D FOREIGN&COLONIAL EMRG MID-EAST COM              345451108     3511   189800 SH      SHARED      04        189800
D FRANCE GROWTH FD INC           COM              35177K108     6373   389200 SH      SHARED      04        389200
D GTE CORP                       COM              362320103   160109  2255057 SH      SHARED      04       2255057
D HANNAFORD BROS CO              COM              410550107    14440   195809 SH      SHARED      04        195809
S REPORT SUMMARY                  6 DATA RECORDS              188675            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED